INVESTMENTS AND NOTES RECEIVABLE (Details) - USD ($)	Feb. 28, 2025	Aug. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 468,056	$ 655,277
Less: Non-current portion	(218,426)	(280,834)
Notes receivable - short term	249,629	374,444
Note Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 468,056	$ 655,277